Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2016